INVESTMENT PROPERTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in investment property [abstract]
Balance at beginning of the year	$ 190	$ 192
Acquisitions through business combinations	211	0
Additions, net of disposals	2	0
Non-cash additions	5	0
Fair value adjustments	0	13
Foreign currency translation	8	(15)
Balance at December 31	$ 416	$ 190
Investment property completed | Transport | Bottom of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate	6.00%
Investment property completed | Transport | Top of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate	14.00%
Investment property completed | Data Infrastructure | Bottom of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate	6.00%
Investment property completed | Data Infrastructure | Top of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate	8.00%